Refundable Deposit for Investment (Details) - 6 months ended Jun. 30, 2024	CNY (¥)	USD ($)	USD ($)
Refundable Deposit for Investment [Line Items]
Aggregate principal amount	¥ 58,953		$ 8,112
Collected amount	13,821	$ 1,902
Shanghai Lingneng Electricity Selling Co., Ltd [Member]
Refundable Deposit for Investment [Line Items]
Aggregate principal amount	¥ 80,183
Bearing interest rate percentage	3.00%		3.00%